Clifford Capital Focused Small Cap Value Fund

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
93.74%	COMMON STOCK
4.59%	COMMUNICATION SERVICES
	Millicom International Cellular S.A.(A)	13,470	$330,689
12.07%	CONSUMER DISCRETIONARY
	Perdoceo Education Corp.	12,980	278,032
	Urban Outfitters, Inc.(A)	2,330	95,646
	VF Corp.	9,150	123,525
	Winmark Corp.	820	289,157
	WW International, Inc.(A)	71,220	83,327
			869,687
8.09%	CONSUMER STAPLES
	Fresh Del Monte Produce, Inc.	11,610	253,678
	Reynolds Consumer Products, Inc.	8,010	224,120
	Seneca Foods Corp.(A)	1,830	105,042
			582,840
8.01%	ENERGY
	Green Plains, Inc.(A)	9,880	156,697
	KLX Energy Services Holdings, Inc.(A)	29,920	148,104
	Liberty Energy, Inc.	13,040	272,405
			577,206
23.79%	FINANCIALS
	Community Trust Bancorp, Inc.	6,480	282,917
	Evertec, Inc.	8,860	294,595
	Glacier Bancorp, Inc.	7,510	280,273
	Hancock Whitney Corp.	3,680	176,014
	NCR Atleos Corp.(A)	13,790	372,606
	The Western Union Co.	25,170	307,577
			1,713,982

Clifford Capital Focused Small Cap Value Fund

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
23.81% INDUSTRIALS
Allison Transmission Holdings, Inc.	1,930	$146,487
Commercial Vehicle Group, Inc.(A)	42,510	208,299
HNI Corp.	5,640	253,913
MSC Industrial Direct Co., Inc.	1,360	107,862
Pitney Bowes, Inc.	62,610	318,059
Steelcase, Inc.	15,810	204,898
Stericycle, Inc.(A)	3,570	207,524
Thermon Group Holdings, Inc.(A)	8,710	267,920
		1,714,962
7.57% INFORMATION TECHNOLOGY
Dolby Laboratories, Inc.	3,640	288,397
DXC Technology Co.(A)	13,460	256,951
		545,348
5.81%	REAL ESTATE
	Douglas Elliman, Inc.(A)	145,940	169,290
	Global Medical REIT, Inc.	27,400	248,792
			418,082
93.74%	TOTAL COMMON STOCK		6,752,796
1.83%	PREFERRED STOCK
1.83%	CONSUMER DISCRETIONARY
	Qurate Retail, Inc. 8.000%	3,130	131,617
1.83%	TOTAL PREFERRED STOCK		131,617
3.44%	MONEY MARKET FUND
	Federated Institutional Prime Obligations Fund 5.340%(B)	247,480	247,565

Clifford Capital Focused Small Cap Value Fund

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
99.01%	TOTAL INVESTMENTS	$7,131,978
0.99%	Other assets net of liabilities	71,626
100.00%	NET ASSETS	$7,203,604

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2024

See Notes to Financial Statements.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK		$6,752,796		$6,752,796
PREFERRED STOCK		$131,617		$131,617
MONEY MARKET FUND		$247,565		$247,565
TOTAL INVESTMENTS		$7,131,978		$7,131,978

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $6,232,483, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,471,281
Gross unrealized depreciation	(571,787)
Net unrealized appreciation	$899,495